Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 372,828	$ (49,879)
Expense related to issuance of debt	(1,494,781)	(984,320)
Amortized cost	1,852,912	2,462,958
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,794,470,357	2,091,463,996
Loans obtained-financing institutions	802,721,233	567,881,697
Debt payments	(904,734,885)	(626,358,506)
Accrued interest	117,720,180	112,220,620
Interest paid	(121,804,035)	(121,388,570)
Foreign exchange	221,704,153	(159,041,031)
At the end of the period	$ 1,910,077,003	$ 1,864,778,206